Schedule of revenues (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Revenues	$ 2,761,912	$ 3,773,324	$ 4,686,925	$ 6,510,169
Sale of Robotics [Member]
Revenues	1,124,128	1,535,783	3,633,740	5,228,965
Software Revenue [Member]
Revenues	1,637,784	2,237,541	1,053,185	1,238,435
Others [Member]
Revenues				$ 42,769